INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD - Summary of Investments in Associates (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 TWD ($)
Disclosure of associates [line items]
Carrying Amount	$ 1,206.6	$ 37,247.8	$ 37,851.9
Vanguard International Semiconductor Corporation (VIS)
Disclosure of associates [line items]
Carrying Amount		$ 18,212.9	18,068.7
% of Ownership and Voting Rights Held by the Company	28.00%	28.00%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)
Disclosure of associates [line items]
Carrying Amount		$ 11,387.2	12,419.2
% of Ownership and Voting Rights Held by the Company	39.00%	39.00%
Xintec Inc. (Xintec)
Disclosure of associates [line items]
Carrying Amount		$ 4,189.6	4,470.4
% of Ownership and Voting Rights Held by the Company	41.00%	41.00%
Global Unichip Corporation (GUC)
Disclosure of associates [line items]
Carrying Amount		$ 3,458.1	$ 2,893.6
% of Ownership and Voting Rights Held by the Company	35.00%	35.00%